UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2019

Date of reporting period: August 31, 2019

Item 1. Schedule of Investments.

Rockefeller Core Taxable Bond Fund
Schedule of Investments
August 31, 2019 (Unaudited)
	Principal
	Amount	Value
Asset Backed Securities - 5.93%
Ford Credit Floorplan Master Owner Trust A
A-1, 2.070%, 05/15/2022	$1,475,000	$1,474,695
Hyundai Auto Receivables Trust 2019-A
2019-A, 2.670%, 12/15/2021	430,000	432,449
Verizon Owner Trust 2019-B
2019-B, 2.330%, 12/20/2023	2,535,000	2,561,183
		4,468,327
TOTAL ASSET BACKED SECURITIES (Cost $4,428,193)		4,468,327

Collateralized Mortgage Obligations - 0.44%
Government National Mortgage Association
2010-157, 2.572% (1 Month LIBOR USD + 0.400%), 01/20/2040 (a)	327,660	327,847
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $328,173)		327,847

Corporate Bonds - 26.09%
Diversified Banks - 8.28%
Bank of America Corp.
3.458% (3 Month LIBOR USD + 0.970%), 03/15/2025 (a)	2,091,000	2,198,050
Citigroup, Inc.
3.887% (3 Month LIBOR USD + 1.563%), 01/10/2028 (a)	2,011,000	2,182,758
JPMorgan Chase & Co.
3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (a)	1,710,000	1,861,706
		6,242,514
Health Care Services - 2.42%
CVS Health Corp.
3.700%, 03/09/2023	1,743,000	1,822,829
Home Improvement Retail - 2.65%
The Home Depot, Inc.
5.875%, 12/16/2036	1,416,000	2,000,647
Homebuilding - 1.90%
NVR, Inc.
3.950%, 09/15/2022	1,378,000	1,432,951
Integrated Telecommunication Services - 1.87%
Verizon Communications, Inc.
5.250%, 03/16/2037	1,113,000	1,409,634
Investment Banking & Brokerage - 5.93%
Morgan Stanley
6.375%, 07/24/2042	1,606,000	2,380,503
The Goldman Sachs Group, Inc.
4.223% (3 Month LIBOR USD + 1.301%), 05/01/2029 (a)	1,884,000	2,087,968
		4,468,471
Regional Banks - 3.04%
BB&T Corp.
3.750%, 12/06/2023	2,149,000	2,294,618
Total Corporate Bonds (Cost $18,097,760)		19,671,664

Mortgage Backed Securities - 20.72%
Fannie Mae Pool
2.500%, 07/01/2023	190,797	193,383
3.000%, 04/01/2032	1,255,890	1,293,640
3.500%, 05/01/2039	698,563	723,614
3.000%, 05/01/2043	2,504,681	2,590,356
4.000%, 10/01/2048	2,478,365	2,651,697
4.000%, 12/01/2048	1,419,217	1,483,187

Freddie Mac Pool
2.500%, 10/01/2032	1,045,117	1,065,239
3.500%, 01/01/2048	2,944,469	3,061,985
4.500%, 06/01/2048	1,713,192	1,817,613
3.500%, 08/01/2049	708,165	739,809
TOTAL MORTGAGE BACKED SECURITIES (Cost $15,212,611)		15,620,523

Municipal Bonds - 17.24%
California - 2.91%
Contra Costa Community College District
6.504%, 08/01/2034	750,000	1,045,530
San Diego County Regional Airport Authority
6.628%, 07/01/2040	1,105,000	1,146,515
		2,192,045
New York - 0.31%
New York City Transitional Finance Authority Future Tax Secured Revenue
5.932%, 11/01/2036	225,000	235,231
North Carolina - 5.08%
University of North Carolina at Chapel Hill
3.327%, 12/01/2036	3,410,000	3,831,476
Ohio - 0.70%
Ohio Housing Finance Agency
2.650%, 11/01/2041	528,000	529,679
Oregon - 1.42%
State of Oregon
3.975%, 05/01/2038	950,000	1,070,678
Texas - 4.98%
Permanent University Fund - Texas A&M University System
3.660%, 07/01/2047	3,500,000	3,749,480
Washington - 1.84%
University of Washington
3.704%, 12/01/2044	1,315,000	1,386,904
TOTAL MUNICIPAL BONDS (Cost $12,260,498)		12,995,493

U.S. Government Agency Issues - 6.10%
Ginnie Mae II Pool
3.000%, 08/20/2045	1,346,281	1,394,979
3.500%, 03/20/2047	1,874,223	1,956,642
4.000%, 12/20/2047	1,191,405	1,249,125
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $4,446,374)		4,600,746

U.S. Government Notes/Bonds - 21.76%
United States Treasury Note/Bond
2.875%, 11/15/2021	2,703,000	2,783,034
1.625%, 08/31/2022	1,776,000	1,785,955
2.875%, 09/30/2023	1,354,000	1,431,828
2.625%, 03/31/2025	4,466,000	4,750,882
2.750%, 02/15/2028	2,041,000	2,245,499
2.500%, 02/15/2045	3,073,000	3,410,130
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $14,953,079)		16,407,328

	Shares
Money Market Funds - 1.26%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.950% (b)	947,371	947,371
Total Money Market Funds (Cost $947,371)		947,371

Total Investments (Cost $70,674,059) - 99.54%		75,039,299
Other Assets in Excess of Liabilities - 0.46%		349,026
Total Net Assets - 100.00%		$75,388,325

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at August 31, 2019.
(b)	The rate shown represents the seven day yield at August 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Equity Allocation Fund
Schedule of Investments
August 31, 2019 (Unaudited)

	Shares	Value
Common Stocks - 96.75%
Aerospace & Defense - 3.27%
Airbus SE (a)	16,004	$2,205,238
Safran SA (a)	7,874	1,143,630
Triumph Group, Inc.	3,217	66,849
		3,415,717
Airlines - 3.21%
Southwest Airlines Co.	44,137	2,309,248
United Continental Holdings, Inc. (b)	10,713	903,213
Wizz Air Holdings PLC (a)(b)(c)	3,275	143,593
		3,356,054
Auto Components - 1.14%
Continental AG (a)	7,791	940,201
Gentherm, Inc. (b)	4,144	152,085
Standard Motor Products, Inc.	2,316	102,622
		1,194,908
Banks - 13.62%
ABN AMRO Group NV (a)(c)	50,099	888,514
Bank Rakyat Indonesia Persero Tbk PT (a)	4,208,000	1,263,003
Comerica, Inc.	17,968	1,107,727
HDFC Bank Ltd. - ADR	1,296	139,709
ICICI Bank Ltd. - ADR	101,461	1,139,407
ING Group NV (a)	169,784	1,622,056
JPMorgan Chase & Co.	19,867	2,182,588
KB Financial Group, Inc. (a)	25,324	827,413
Lloyds Banking Group PLC (a)	2,817,471	1,714,193
Swedbank AB (a)	102,584	1,319,802
The Siam Commercial Bank PLC (a)	15,100	60,846
Wells Fargo & Co.	41,872	1,949,979
		14,215,237
Beverages - 0.78%
Treasury Wine Estates Ltd. (a)	64,291	810,222
Biotechnology - 3.20%
Alnylam Pharmaceuticals, Inc. (b)	7,202	581,129
BeiGene Ltd. - ADR (b)	6,293	904,619
Biogen, Inc. (b)	2,893	635,737
Neurocrine Biosciences, Inc. (b)	4,355	432,974
Regeneron Pharmaceuticals, Inc. (b)	2,717	788,066
		3,342,525
Building Products - 1.46%
AAON, Inc.	4,088	196,101
Cie de Saint-Gobain (a)	31,976	1,152,955
Simpson Manufacturing Co., Inc.	2,756	176,935
		1,525,991
Commercial Services & Supplies - 0.33%
Healthcare Services Group, Inc.	5,758	129,843
Stericycle, Inc. (b)	1,399	62,801
Tetra Tech, Inc.	1,925	156,156
		348,800
Construction & Engineering - 0.11%
Kinden Corp. (a)	7,600	111,136
Construction Materials - 2.52%
Cemex SAB de CV - ADR	226,200	848,250
China Resources Cement Holdings Ltd. (a)	99,000	87,475
HeidelbergCement AG (a)	24,328	1,689,444
		2,625,169
Consumer Finance - 0.36%
FirstCash, Inc.	2,624	259,067
SLM Corp.	13,593	114,725
		373,792
Diversified Financial Services - 0.27%
FactSet Research Systems, Inc.	1,037	282,157
Diversified Telecommunication Services - 0.45%
KT Corp. - ADR	21,683	243,500
KT Corp. (a)	5,934	132,393
ORBCOMM, Inc. (b)	19,988	92,145
		468,038

Electric Utilities - 1.35%
The Kansai Electric Power Co., Inc. (a)	116,300	1,414,109
Electrical Equipment - 1.06%
Mitsubishi Electric Corp. (a)	92,200	1,109,759
Electronic Equipment, Instruments & Components - 3.26%
Badger Meter, Inc.	2,967	153,038
IPG Photonics Corp. (b)	1,168	144,517
Kyocera Corp. (a)	27,700	1,644,060
Littelfuse, Inc.	1,182	184,475
Samsung SDI Co. Ltd. (a)	605	124,947
TE Connectivity Ltd.	10,199	930,353
Trimble, Inc. (b)	6,009	225,458
		3,406,848
Energy Equipment & Services - 0.09%
Newpark Resources, Inc. (b)	14,634	96,731
Food & Staples Retailing - 1.39%
CVS Health Corp.	23,877	1,454,587
Food Products - 0.86%
Lamb Weston Holdings, Inc.	12,743	896,980
Gas Utilities - 0.27%
Rubis SCA (a)	4,878	282,162
Health Care Equipment & Supplies - 4.83%
ABIOMED, Inc. (b)	726	140,169
Alcon, Inc. (a)(b)	1,960	119,190
Alcon, Inc. (b)	1	61
Becton Dickinson & Co.	4,634	1,176,665
DexCom, Inc. (b)	2,890	495,953
Edwards Lifesciences Corp. (b)	821	182,131
Inogen, Inc. (b)	1,798	83,373
Insulet Corp. (b)	1,926	296,931
Integer Holdings Corp. (b)	2,731	197,724
Masimo Corp. (b)	1,966	301,290
Medtronic PLC	15,672	1,690,851
Merit Medical Systems, Inc. (b)	4,452	154,841
Nuvectra Corp. (b)	1,786	3,483
ResMed, Inc.	1,402	195,299
		5,037,961
Health Care Providers & Services - 0.49%
Chemed Corp.	652	279,989
Covetrus, Inc. (b)	17,560	233,372
		513,361
Health Care Technology - 1.77%
Cerner Corp.	17,406	1,199,447
Medidata Solutions, Inc. (b)	2,563	234,720
Omnicell, Inc. (b)	3,766	270,399
Vocera Communications, Inc. (b)	6,343	145,572
		1,850,138
Hotels, Restaurants & Leisure - 2.40%
Compass Group PLC (a)	1	25
Norwegian Cruise Line Holdings Ltd. (b)	6,958	353,119
Royal Caribbean Cruises Ltd.	20,629	2,151,192
		2,504,336
Household Durables - 2.23%
Sony Corp. (a)	40,900	2,329,764
Household Products - 0.26%
Reckitt Benckiser Group PLC (a)	3,457	270,167
Insurance - 4.46%
Intact Financial Corp. (a)(b)	11,844	1,157,534
Progressive Corp/The	10,561	800,524
Prudential PLC (a)	59,705	995,165
Reinsurance Group of America, Inc.	10,995	1,692,901
Samsung Fire & Marine Insurance Co. Ltd. (a)	68	12,862
		4,658,986
Internet & Catalog Retail - 2.46%
Amazon.com, Inc. (b)	1,448	2,572,068
Internet Software & Services - 9.12%
Alibaba Group Holding, Ltd. - ADR (b)	1,044	182,731
Alphabet, Inc. - Class C (b)	2,864	3,402,718

Baidu, Inc. - ADR (b)	972	101,545
Facebook, Inc. - Class A (b)	17,926	3,328,320
NIC, Inc.	6,392	133,081
Tencent Holdings Ltd. (a)	57,500	2,373,918
		9,522,313
IT Services - 2.42%
Square, Inc. (b)	5,425	335,482
Visa, Inc. - Class A	12,101	2,188,103
		2,523,585
Life Sciences Tools & Services - 0.65%
Illumina, Inc. (b)	2,401	675,497
Machinery - 2.59%
Amada Holdings Co. Ltd. (a)	93,400	970,876
Deere & Co.	5,414	838,683
Epiroc AB (a)	17,780	184,681
KION Group AG (a)	14,606	707,825
		2,702,065
Media - 2.74%
Comcast Corp.	64,626	2,860,346
Metals & Mining - 0.15%
Grupo Mexico SAB de CV (a)	69,800	160,730
Oil, Gas & Consumable Fuels - 5.25%
BP PLC - ADR	37,509	1,385,958
EOG Resources, Inc.	11,444	849,030
Kinder Morgan, Inc.	39,927	809,320
TOTAL SA (a)	48,842	2,439,097
		5,483,405
Pharmaceuticals - 2.20%
Novartis AG - ADR	20,643	1,860,141
Novartis AG (a)	4,844	436,709
		2,296,850
Professional Services - 0.11%
Mistras Group, Inc. (b)	7,665	111,909
Real Estate Management & Development - 2.30%
Vonovia SE (a)	48,082	2,399,249
Semiconductors & Semiconductor Equipment - 2.36%
Samsung Electronics Co. Ltd. (a)	54,362	1,979,265
Taiwan Semiconductor Manufacturing Co Ltd. - ADR	11,380	485,129
		2,464,394
Software - 2.66%
Everbridge, Inc. (b)	1,333	114,905
ForeScout Technologies, Inc. (b)	1,599	57,292
Microsoft Corp.	16,921	2,332,729
PROS Holdings, Inc. (b)	3,904	277,262
		2,782,188
Specialty Retail - 0.63%
Foot Locker, Inc.	18,126	655,980
Technology Hardware, Storage & Peripherals - 0.08%
Stratasys Ltd. (b)	3,596	85,657
Textiles, Apparel & Luxury Goods - 1.52%
Carter's, Inc.	1,863	170,427
Shenzhou International Group Holdings Ltd. (a)	104,200	1,413,715
		1,584,142
Wireless Telecommunication Services - 4.07%
China Mobile Ltd. - ADR	39,151	1,617,328
KDDI Corp. (a)	98,900	2,634,283
		4,251,611
Total Common Stocks (Cost $88,421,369)		101,027,624

Master Limited Partnerships - 0.95%
Plains GP Holdings LP	45,417	995,541
Total Master Limited Partnerships (Cost $924,389)		995,541

Preferred Stocks - 0.54%
Banks - 0.33%
Itau Unibanco Holding SA 8.44% (a)(d)(e)	29,833	245,823
JPMorgan Chase & Co. 6.00% (d)(e)	1,225	34,300
JPMorgan Chase & Co. 5.75% (d)(e)	1,250	34,688
Wells Fargo & Co. 5.85% (d)(e)	1,275	33,660
		348,471

Insurance - 0.15%
Samsung Fire & Marine Insurance Co. Ltd. 7.08% (a)(d)(e)	1,147	151,626
Semiconductors & Semiconductor Equipment - 0.06%
Samsung Electronics Co Ltd. 3.48% (a)(d)(e)	2,016	61,423
Total Preferred Stocks (Cost $590,232)		561,520

Real Estate Investment Trusts - 0.13%
Iron Mountain, Inc.	4,151	132,209
Total Real Estate Investment Trusts (Cost $126,426)		132,209

Money Market Funds - 0.21%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.950% (f)	216,285	216,285
Total Money Market Funds (Cost $216,285)		216,285

Total Investments (Cost $90,278,701) - 98.58%		102,933,179
Other Assets in Excess of Liabilities - 1.42%		1,487,920
Total Net Assets - 100.00%		$104,421,099

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
(d)	Dividend yield; the rate shown represents the rate August 31, 2019.
(e)	Security is perpetual in nature with no stated maturity.
(f)	Seven day yield; the rate shown represents the rate at August 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Rockefeller Intermediate Tax Exempt National Bond Fund
Schedule of Investments
August 31, 2019 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 99.04%
Alaska - 0.70%
State of Alaska
5.000%, 04/01/2022	$695,000	$710,040
Arizona - 0.79%
Salt River Project Agricultural Improvement & Power District
5.000%, 01/01/2032	625,000	800,519
Connecticut - 2.71%
Connecticut Housing Finance Authority
2.850%, 11/15/2026	465,000	489,087
Connecticut State Health & Educational Facilities Authority - Yale University
2.050%, 07/01/2035 (a)	1,025,000	1,042,076
Connecticut State Health & Educational Facility Authority - Yale University
2.000%, 07/01/2042 (a)	1,140,000	1,199,337
		2,730,500
Florida - 3.04%
Florida Housing Finance Corp.
2.250%, 01/01/2026	485,000	506,505
3.200%, 07/01/2030	815,000	859,857
Florida's Turnpike Enterprise
4.000%, 07/01/2033	1,500,000	1,689,465
		3,055,827
Illinois - 6.47%
Chicago O'Hare International Airport
5.000%, 01/01/2036	2,000,000	2,427,520
5.000%, 01/01/2036	1,000,000	1,188,890
Illinois Finance Authority - Ascension Health Credit Group
4.000%, 02/15/2033	2,550,000	2,895,423
		6,511,833
Iowa - 0.79%
Iowa State University of Science & Technology - Iowa State University of Science
3.000%, 07/01/2025	720,000	792,022
Kansas - 1.53%
State of Kansas Department of Transportation
5.000%, 09/01/2030	1,210,000	1,541,407
Maryland - 4.25%
City of Baltimore, MD - Baltimore, MD Wastewater Utility
5.000%, 07/01/2027	1,000,000	1,265,880
State of Maryland Department of Transportation
5.000%, 09/01/2028	2,345,000	3,013,841
		4,279,721
Massachusetts - 3.92%
Massachusetts Development Finance Agency - Dana-Farber Cancer Obligation
5.000%, 12/01/2032	430,000	530,104
Massachusetts Development Finance Agency - Partners HealthCare System
5.000%, 07/01/2030	2,660,000	3,415,413
		3,945,517
Minnesota - 1.19%
Minneapolis-St. Paul Metropolitan Airports Commission
5.000%, 01/01/2030	1,040,000	1,196,926
Nebraska - 1.57%
Nebraska Investment Finance Authority
2.900%, 09/01/2026	505,000	533,709
3.350%, 09/01/2028	1,000,000	1,043,160
		1,576,869

Nevada - 6.73%
Clark County Water Reclamation District
4.000%, 07/01/2034	1,175,000	1,334,283
County of Clark Department of Aviation
5.000%, 07/01/2033	1,750,000	2,047,062
Las Vegas Valley Water District
5.000%, 06/01/2026	1,000,000	1,103,700
5.000%, 06/01/2030	1,300,000	1,431,105
5.000%, 06/01/2030	700,000	863,030
		6,779,180
New Hampshire - 0.25%
New Hampshire Health and Education Facilities Authority Act - LRGHealthcare
5.000%, 04/01/2029	250,000	250,725
New Jersey - 1.86%
New Jersey Turnpike Authority
5.000%, 01/01/2036	1,500,000	1,870,305
New York - 16.39%
Metropolitan Transportation Authority
2.300% (SIFMA Municipal Swap Index + 0.950%), 11/01/2019 (b)	150,000	150,147
4.000%, 11/15/2035	1,000,000	1,152,910
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2029	1,500,000	1,794,705
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 08/01/2034	1,000,000	1,226,790
New York City Water & Sewer System
5.000%, 06/15/2027	1,000,000	1,223,790
5.000%, 06/15/2032	430,000	542,677
New York State Dormitory Authority
5.000%, 02/15/2033	1,000,000	1,189,280
New York State Environmental Facilities Corp.
5.000%, 06/15/2025	600,000	642,696
New York State Urban Development Corp.
5.000%, 03/15/2029	2,500,000	2,839,500
Port Authority of New York & New Jersey
5.000%, 11/15/2033	1,490,000	1,901,821
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2027	1,000,000	1,192,080
State of New York Mortgage Agency
2.750%, 10/01/2028	400,000	424,436
3.125%, 10/01/2032	970,000	1,027,221
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2030	930,000	1,184,011
		16,492,064
North Carolina - 0.66%
City of Charlotte, NC Airport Revenue
5.000%, 07/01/2025	560,000	663,695
Ohio - 3.63%
Ohio Housing Finance Agency
5.000%, 11/01/2019	600,000	603,552
Ohio Water Development Authority
5.000%, 06/01/2028	750,000	948,315
5.000%, 12/01/2030	1,675,000	2,099,663
		3,651,530
Pennsylvania - 5.81%
Pennsylvania Economic Development Financing Authority
5.000%, 02/01/2033	1,130,000	1,315,919
4.000%, 11/15/2035	1,415,000	1,610,808

Pennsylvania Housing Finance Agency
2.375%, 10/01/2027	500,000	517,310
3.200%, 10/01/2031	2,010,000	2,122,138
Southeastern Pennsylvania Transportation Authority
5.000%, 03/01/2021	155,000	157,948
5.000%, 03/01/2027	120,000	122,174
		5,846,297
Tennessee - 1.52%
Tennessee Housing Development Agency
1.350%, 07/01/2020	1,530,000	1,532,632
Texas - 23.91%
Aldine Independent School District
5.000%, 02/15/2028	1,000,000	1,195,870
Arlington Higher Education Finance Corp. - A.W. Brown Fellowship Leader
5.000%, 08/15/2024	315,000	368,625
Arlington Higher Education Finance Corp. - KIPP Texas, Inc.
5.000%, 08/15/2027	1,220,000	1,545,545
City of Houston TX Combined Utility System Revenue
1.825%, 12/01/2028 (c)	2,000,000	1,721,360
City of Houston, TX
5.000%, 03/01/2029	2,575,000	3,219,188
Dallas Independent School District
5.000%, 02/15/2036 (a)	5,000	5,475
Fort Bend, TX Independent School District
5.000%, 08/15/2028	500,000	624,455
Grapevine-Colleyville Independent School District
2.000%, 08/01/2036 (a)	470,000	473,088
2.000%, 08/01/2036 (a)	530,000	534,203
La Joya Independent School District
5.000%, 02/15/2028	550,000	703,747
Lovejoy Independent School District
5.000%, 02/15/2027	980,000	1,171,512
North Texas Tollway Authority
5.000%, 01/01/2026	1,250,000	1,448,837
San Antonio Water System
2.625%, 05/01/2049 (a)	2,500,000	2,643,050
State of Texas
4.000%, 08/27/2020	3,050,000	3,134,820
5.000%, 10/01/2034	1,250,000	1,576,650
Tarrant Regional Water District
5.000%, 03/01/2029	2,575,000	3,088,635
Texas State University System
5.000%, 03/15/2021	595,000	607,400
		24,062,460
Virginia - 2.84%
County of Fairfax VA Sewer Revenue
5.000%, 07/15/2030	215,000	269,631
FHLMC Multifamily VRD Certificates
2.550%, 06/15/2035	1,500,000	1,562,655
Virginia Housing Development Authority
2.490%, 01/01/2022	1,000,000	1,030,100
		2,862,386
Washington - 4.60%
Central Puget Sound Regional Transit Authority
5.000%, 11/01/2030	750,000	935,497
State of Washington
5.000%, 07/01/2029	1,500,000	1,836,570
5.000%, 08/01/2029	400,000	456,520
Washington State Housing Finance Commission
3.000%, 12/01/2031	1,325,000	1,398,432
		4,627,019

Wisconsin - 3.88%
City of Madison, WI Water Utility Revenue
4.000%, 01/01/2026	800,000	808,168
State of Wisconsin
5.000%, 05/01/2032	1,015,000	1,188,991
5.000%, 11/01/2032	500,000	628,550
Wisconsin Department of Transportation
5.000%, 07/01/2028	1,085,000	1,276,948
		3,902,657
TOTAL MUNICIPAL BONDS (Cost $95,057,847)		99,682,131

	Shares
Money Market Funds - 3.41%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.950% (d)	3,427,705	3,427,705
Total Money Market Funds (Cost $3,427,705)		3,427,705

Total Investments (Cost $98,485,552) - 102.45%		103,109,836
Liabilities in Excess of Other Assets - (2.45)%		(2,470,332)
Total Net Assets - 100.00%		$100,639,504

Percentages are stated as a percent of net assets.

(a)	Adjustable rate security; the rate is determined by a Remarketing Agreement.
(b)	Variable rate security; the rate shown represents the rate at August 31, 2019.
(c)	Zero coupon bond; effective yield is shown.
(d)	The rate shown represents the seven day yield as of August 31, 2019.

Rockefeller Intermediate Tax Exempt New York Bond Fund
Schedule of Investments
August 31, 2019 (Unaudited)
	Principal
	Amount	Value
Municipal Bonds - 99.15%
Georgia - 3.74%
City of Atlanta GA Department of Aviation
5.000%, 07/01/2035	$1,500,000	$1,941,465
New York - 89.36%
City of New York, NY
4.000%, 08/01/2034	600,000	692,202
5.000%, 12/01/2035	1,230,000	1,573,207
County of Dutchess, NY
4.000%, 03/01/2032	500,000	600,085
County of Westchester, NY
4.000%, 07/01/2022	5,000	5,274
4.000%, 12/01/2029	1,000,000	1,204,150
Housing Development Corp. of New York City
1.900%, 05/01/2021	405,000	405,207
Metropolitan Transportation Authority
5.000%, 11/15/2026	1,000,000	1,123,900
5.000%, 11/15/2028	260,000	336,302
5.000%, 11/15/2029	535,000	600,029
4.000%, 11/15/2032	1,000,000	1,169,080
4.000%, 11/15/2035	750,000	864,683
New York City Housing Development Corp.
1.850%, 05/01/2026	250,000	256,965
2.850%, 11/01/2031	1,130,000	1,183,426
New York City Transitional Finance Authority Building Aid Revenue
5.000%, 07/15/2023	500,000	536,545
5.000%, 07/15/2030	1,120,000	1,353,890
New York City Transitional Finance Authority Future Tax Secured Revenue
5.000%, 02/01/2034	2,000,000	2,470,760
New York City Trust for Cultural Resources - American Museum of Natural History
5.000%, 07/01/2031	620,000	728,258
New York City Trust for Cultural Resources - Whitney Museum of American Art
5.000%, 07/01/2031	1,000,000	1,049,460
New York City Water & Sewer System
4.000%, 06/15/2036	1,090,000	1,294,375
New York State Dormitory Authority
5.000%, 07/01/2027	750,000	853,770
5.000%, 10/01/2032	1,000,000	1,234,160
5.000%, 02/15/2033	1,000,000	1,189,280
5.000%, 03/15/2035	2,000,000	2,410,680
5.000%, 03/15/2036	225,000	270,362
New York State Dormitory Authority - Memorial Sloan-Kettering
5.000%, 07/01/2029	500,000	543,745
New York State Dormitory Authority - New York University
5.000%, 07/01/2033	1,000,000	1,207,400
New York State Dormitory Authority - State University of New York
5.000%, 07/01/2031	1,105,000	1,394,311
New York State Environmental Facilities Corp.
5.000%, 10/15/2024	525,000	538,046
5.000%, 06/15/2025	1,000,000	1,071,160
New York State Housing Finance Agency
2.125%, 11/01/2023	400,000	407,416
2.900%, 11/01/2025	190,000	201,134
3.050%, 11/01/2027	1,000,000	1,032,960

New York State Thruway Authority
5.000%, 01/01/2032	1,000,000	1,185,650
5.000%, 01/01/2035	1,000,000	1,205,390
New York State Thruway Authority Highway & Bridge Trust Fund
5.000%, 04/01/2032	1,250,000	1,366,900
New York State Urban Development Corp.
5.000%, 03/15/2029	750,000	851,850
Port Authority of New York & New Jersey
5.000%, 11/15/2031	300,000	385,293
5.000%, 10/15/2033	1,000,000	1,217,250
5.000%, 11/15/2033	700,000	893,473
Sales Tax Asset Receivable Corp.
5.000%, 10/15/2028	1,000,000	1,190,430
5.000%, 10/15/2029	525,000	624,115
State of New York
5.000%, 03/01/2028	500,000	567,540
5.000%, 12/15/2030	1,000,000	1,090,110
State of New York Mortgage Agency
2.300%, 10/01/2027	700,000	723,331
2.650%, 04/01/2029	500,000	521,890
Triborough Bridge & Tunnel Authority
5.000%, 11/15/2028	300,000	337,473
5.000%, 11/15/2029	425,000	545,190
2.706%, 11/15/2032 (a)	590,000	434,989
5.000%, 11/15/2034	1,000,000	1,294,630
Utility Debt Securitization Authority
5.000%, 12/15/2028	750,000	927,600
5.000%, 12/15/2034	1,000,000	1,231,830
		46,397,156
Texas - 6.05%
Houston Independent School District
5.000%, 02/15/2034	900,000	1,112,040
State of Texas
4.000%, 08/27/2020	1,975,000	2,029,925
		3,141,965
TOTAL MUNICIPAL BONDS (Cost $49,379,086)		51,480,586

	Shares
Money Market Funds - 7.66%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class, 1.950% (b)	3,977,983	3,977,983
Total Money Market Funds (Cost $3,977,983)		3,977,983

Total Investments (Cost $53,357,069) - 106.81%		55,458,569
Liabilities in Excess of Other Assets - (6.81)%		(3,537,189)
Total Net Assets - 100.00%		$51,921,380

Percentages are stated as a percent of net assets.
(a)	Zero coupon bond; effective yield is shown.
(b)	The rate shown represents the seven day yield as of August 31, 2019.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Funds (the “Funds”) are comprised of the Rockefeller Equity Allocation Fund, Rockefeller Core Taxable Bond Fund, and Rockefeller Intermediate Tax Exempt National Bond Fund (each of which represents a distinct, diversified series with its own investment objective and policies within the Trust), and the Rockefeller Intermediate Tax Exempt New York Bond Fund (which represents a distinct, non-diversified series with its own investment objective and policies within the Trust). The investment objective of the Rockefeller Equity Allocation Fund is to seek long-term total return from capital appreciation and income. The investment objective of the Rockefeller Core Taxable Bond Fund is to generate current income consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt National Bond Fund is to generate current income that is exempt from federal personal income tax consistent with the preservation of capital. The investment objective of the Rockefeller Intermediate Tax Exempt New York Bond Fund is to generate current income that is exempt from federal, New York State and New York City personal income tax consistent with the preservation of capital. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Rockefeller Core Taxable Bond Fund, Rockefeller Intermediate Tax Exempt National Bond Fund and Rockefeller Intermediate Tax Exempt New York Bond Fund commenced operations on December 26, 2013. The Rockefeller Equity Allocation Fund commenced operations on February 4, 2015. Costs incurred by the Funds in connection with the organization, registration and initial public offering of shares were borne by the Adviser.

The Funds are an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Company”.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the securities are traded.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day; or the latest sales price on the Composite Market. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by a pricing service (“Pricing Service”).

Debt securities including short-term debt instruments having a maturity of 60 days or less are valued at the mean provided by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value in accordance with the procedures approved by the Board of Trustees. Any discount or premium is accreted or amortized using the constant yield 2 method until maturity. Constant Yield Amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Municipal bonds are priced by a Pricing Service. The fair value of municipal bonds is generally evaluated in a manner similar to asset-backed securities. A discounted cash flow methodology is employed using a benchmark yield and estimated cash flows for each bond, as well as an estimated discount for liquidity. Additional inputs such as calls of bond principal by the issuer are considered in the estimate of fair value. To the extent the inputs are based on observable inputs, the values would be categorized in Level 2 of the fair value hierarchy; otherwise, they would be generally categorized as Level 3.

U.S. government notes/bonds are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government notes/bonds are typically categorized in level 2 of the fair value hierarchy.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2019.

Equity Allocation Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equities:
Common Stock	$61,073,682	$39,953,942	$-	$101,027,624
Master Limited Partnerships	995,541	-	-	995,541
Preferred Stock	348,471	213,049	-	561,520
Real Estate Investment Trusts	132,209	-	-	132,209
Total Equity Securities	62,549,903	40,166,991	-	102,716,894
Money Market Funds	216,285	-	-	216,285
Total Investments in Securities	$62,766,188	$40,166,991	$-	$102,933,179

Core Taxable Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$4,468,327	$-	$4,468,327
Collateralized Mortgage Obligations	-	327,847	-	327,847
Corporate Bonds	-	19,671,664	-	19,671,664
Mortgage Backed Securities	-	15,620,523	-	15,620,523
Municipal Bonds	-	12,995,493	-	12,995,493
U.S. Government Notes/Bonds	-	16,407,328	-	16,407,328
U.S. Government Agency Issues	-	4,600,746	-	4,600,746
Total Fixed Income Securities	-	74,091,928	-	74,091,928
Money Market Funds	947,371	-	-	947,371
Total Investments in Securities	$947,371	$74,091,928	$-	$75,039,299

Intermediate Tax Exempt National Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$99,682,131	$-	$99,682,131
Total Fixed Income Securities	-	99,682,131	-	99,682,131
Money Market Funds	3,427,705	-	-	3,427,705
Total Investments in Securities	$3,427,705	$99,682,131	$-	$103,109,836

Intermediate Tax Exempt New York Bond Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Municipal Bonds	$-	$51,480,586	$-	$51,480,586
Total Fixed Income Securities	-	51,480,586	-	51,480,586
Money Market Funds	3,977,983	-	-	3,977,983
Total Investments in Securities	$3,977,983	$51,480,586	$-	$55,458,569

The Funds held no Level 3 securities during the period ended August 31, 2019.

The Funds did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel, President

Date       10/28/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date       10/28/19

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date       10/28/19

* Print the name and title of each signing officer under his or her signature.